Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Office Equipment [Member] | Carrying values [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Cost	$ 229,005	$ 147,416
Depreciation	(145,282)	(114,466)
Total amount	83,723	32,950
Fixtures and fittings [Member] | Carrying values [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Cost	13,524	13,524
Depreciation	(13,524)	(13,387)
Total amount		137
Leasehold improvements [Member] | Carrying values [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Cost	55,735	51,055
Depreciation	(44,691)	(25,527)
Total amount	11,044	25,528
Property, plan and equipment	94,767	58,615
Reconciliation of movements [Member] | Office Equipment [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Depreciation	(30,816)	(25,322)
Closing net book value	83,723	32,950
Opening net book value	32,950	34,819
Additions	81,589	23,453
Reconciliation of movements [Member] | Fixtures and fittings [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Depreciation	(137)	(793)
Closing net book value		137
Opening net book value	137	930
Additions
Reconciliation of movements [Member] | Leasehold improvements [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Depreciation	(19,164)	(17,018)
Closing net book value	11,044	25,528
Property, plan and equipment	94,767	58,615
Opening net book value	25,528	42,546
Additions	$ 4,680